Goodwill and Other Intangible Assets (Details 1) (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Distribution Rights [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 25	$ 25
Accumulated Amortization	(22)	(17)
Trademarks and brand names [Member]
Indefinite-lived intangible assets:
Indefinite-lived intangible assets	$ 667	$ 661